Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2023
Fidelity Emerging Markets Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.83%)
Past 5 years	1.31%
Past 10 years	3.54%
Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.95%)
Past 5 years	0.72%
Past 10 years	3.10%
Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.52%)
Past 5 years	1.21%
Past 10 years	2.91%
IXY2E
Average Annual Return:
Past 1 year	(17.10%)
Past 5 years	0.14%
Past 10 years	2.16%